Note 2 - Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Note 2 - Investments (Details) [Line Items]
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	$ 0	$ 0
Restricted Cash and Investments	$ 22,899,132	$ 23,951,372
Mortgage Loans, Commercial Percentage	32.10%	41.90%
Mortgage Loans, Residential Percentage	67.90%	58.10%
Maximum Loan to Value Ratio Required	80.00%
Minimum Debt Service Coverage Required	115.00%
Mortgage Loans in Process of Foreclosure, Amount 2	$ 0	$ 0
Mortgage Loans, Modifications, Recorded Investment	0	0
Mortgage Loan Defaults, Amount	2,014	0
Real Estate Investment Property, at Cost	1,126,649	1,123,089
Real Estate Investment Property, Accumulated Depreciation	586,762	561,459
Investments in Convertible Options, Fair Value	957,405
Investments in Convertible Securities Gain	102,342
Investments in Convertible Securities, Net Realized Gain (Loss) on Exchange	7,223	0
Mortgage Loans, Equal to Greater than 90 Days Past Due [Member]
Note 2 - Investments (Details) [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages	0	0
Nonperforming Financial Instruments [Member]
Note 2 - Investments (Details) [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages	0	0
Nonaccrual Status [Member]
Note 2 - Investments (Details) [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages	$ 0	$ 0
Fixed Maturities [Member]
Note 2 - Investments (Details) [Line Items]
Percentage of Portfolio Measured	97.40%
Minimum Fair Value to Cost Ratio	80.00%
Fixed Maturities [Member] | Basic Industrial Sector [Member]
Note 2 - Investments (Details) [Line Items]
Percent of Portfolio, Gross Unrealized Losses	54.50%
Fixed Maturities [Member] | Energy Sector [Member]
Note 2 - Investments (Details) [Line Items]
Percent of Portfolio, Gross Unrealized Losses	22.60%
Equity Securities [Member]
Note 2 - Investments (Details) [Line Items]
Percentage of Portfolio Measured	93.40%
Minimum Fair Value to Cost Ratio	80.00%